Profit before Income Tax (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Details of Profit before Income Tax
Profit before income tax is stated after charging/(crediting) the following:

	For the year ended 31 December
	2022	2021	2020
	RMB million	RMB million	RMB million
Employee salaries and welfare costs	20,232	20,936	19,553
Housing benefits	1,481	1,413	1,319
Contribution to the defined contribution pension plan	3,444	3,274	2,455
Depreciation and amortisation	5,291	5,328	5,164
Foreign exchange gains/(losses)	69	(645)	(119)
Remuneration in respect of audit services provided by auditors	53	53	63